SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

21. SEGMENT INFORMATION

The Group's chief operating decision maker (“CODM”) has been identified as Chairman of the Board and Chief Executive Officer who review financial information of the operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group.

Prior to 2012, the Group principally engaged in consumer mobile security and other services and operated and managed its business as one single segment, with information provided to the Company's CODM at the net income (loss) level. Commencing from the Second quarter of 2012, the Group expanded its business through acquisitions into mobile games, advertising services, enterprise mobility and live mobile social video platform.

To optimize the management of operations, the Company's CODM categorizes consumer mobile security, mobile games, advertising, live mobile social video platform and other services into Consumer segment and reviews the operating performance at net income (loss) level. Enterprise mobility, which mainly includes hardware sales and technology and software development, constitutes of Enterprise segment by itself. Its operating performance is also reviewed by the Company's CODM on net income (loss) level.

The following table presents summary information by segments:

For the year ended December 31, 2014
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Net Revenues
Service revenues
Mobile value added services	106,103	—	106,103
Advertising services	72,903	—	72,903
Enterprise mobility	—	16,035	16,035
Other services	4,641	—	4,641
Product revenues
Enterprise mobility	—	132,642	132,642
Total Net Revenues	183,647	148,677	332,324
Cost of revenues	(92,172)	(134,479)	(226,651)
Gross profit	91,475	14,198	105,673
Operating expenses
Sales and marketing expenses	(25,307)	(4,655)	(29,962)
General and administrative expenses	(126,491)	(4,510)	(131,001)
Research and development expenses	(17,905)	(7,760)	(25,665)
Total operating expenses	(169,703)	(16,925)	(186,628)
Loss from operations	(78,228)	(2,727)	(80,955)
Interest (expense)/income	(5,382)	22	(5,360)
Realized gain on available-for-sale investments	65	—	65
Investment impairment	(5,967)	—	(5,967)
Foreign currency exchange loss	(391)	—	(391)
Other income/(expense), net	18,389	1,125	19,514
Loss before income taxes	(71,514)	(1,580)	(73,094)
Income tax (expense) benefit	(5,766)	248	(5,518)
Net loss	(77,280)	(1,332)	(78,612)

For the year ended December 31, 2013
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Net Revenues
Service revenues
Mobile value added services	103,519	—	103,519
Advertising services	36,623	—	36,623
Enterprise mobility	—	14,174	14,174
Other services	3,559	—	3,559
Product revenues
Enterprise mobility	—	38,827	38,827
Total Net Revenues	143,701	53,001	196,702
Cost of revenues	(41,430)	(39,498)	(80,928)
Gross profit	102,271	13,503	115,774
Operating expenses
Sales and marketing expenses	(23,143)	(2,667)	(25,810)
General and administrative expenses	(74,966)	(2,060)	(77,026)
Research and development expenses	(15,063)	(2,374)	(17,437)
Total operating expenses	(113,172)	(7,101)	(120,273)
(Loss)/income from operations	(10,901)	6,402	(4,499)
Interest income	393	18	411
Realized gain on available-for-sale investments	5	—	5
Foreign currency exchange gain	1,784	—	1,784
Other income/(expense), net	2,073	10	2,083
(Loss)/income before income taxes	(6,646)	6,430	(216)
Income tax expense	(555)	(562)	(1,117)
Net (loss)/income	(7,201)	5,868	(1,333)

For the year ended December 31, 2012
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Net Revenues
Service Revenue
Mobile value added services	68,335	—	68,335
Advertising services	8,889	—	8,889
Enterprise mobility	—	3,249	3,249
Other services	1,992	—	1,992
Product Revenue
Enterprise mobility	—	9,303	9,303
Total Net Revenues	79,216	12,552	91,768
Cost of revenues	(16,352)	(9,387)	(25,739)
Gross profit	62,864	3,165	66,029
Operating expenses:
Sales and marketing expenses	(16,917)	(479)	(17,396)
General and administrative expenses	(35,977)	(799)	(36,776)
Research and development expenses	(8,995)	(590)	(9,585)
Total operating expenses	(61,889)	(1,868)	(63,757)
Income from operations	975	1,297	2,272
Interest income/(expense)	3,207	(14)	3,193
Foreign currency exchange gain	67	—	67
Gain on change of interest in an associate	943	—	943
Other income/(expense), net	3,374	(10)	3,364
Income before income taxes	8,566	1,273	9,839
Income tax expense	(331)	(89)	(420)
Share of profit from an associate	543	—	543
Net income	8,778	1,184	9,962

            The major assets by segments are as follows:

As of December 31, 2014
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Cash and cash equivalents	151,621	1,363	152,984
Term deposit	116,284	—	116,284
Restricted cash	—	3,767	3,767
Accounts receivable, net	62,340	26,351	88,691
Fixed assets, net	5,008	976	5,984
Intangible assets, net	28,416	5,474	33,890
Goodwill	300,669	19,755	320,424
Total assets	769,595	64,213	833,808

As of December 31, 2013
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Cash and cash equivalents	177,492	2,226	179,718
Term deposit	103,331	—	103,331
Accounts receivable, net	71,449	10,409	81,908
Fixed assets, net	2,604	1,011	3,615
Intangible assets, net	12,364	6,169	18,533
Goodwill	62,491	13,529	76,020
Total assets	579,798	29,564	609,362

As of December 31, 2012
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Cash and cash equivalents	17,590	1,272	18,862
Term deposit	101,503	—	101,503
Accounts receivable, net	46,380	8,095	54,475
Fixed assets, net	2,325	109	2,434
Intangible assets, net	8,543	4,670	13,213
Goodwill	15,858	2,100	17,958
Total assets	229,088	18,630	247,718

 The following table set forth revenues by geographic area:

	For the years ended December 31,
	2012	2013	2014
	US$	US$	US$
Revenues:
PRC*	55,241	143,195	289,976
Overseas*	36,527	53,507	42,348

*	Revenue are attributed to the countries in which the invoices are issued

The following table set forth long-lived assets by geographic area:

	As of December 31,
	2012	2013	2014
	US$	US$	US$
Long-lived assets
PRC	36,252	159,045	396,595
Overseas	11,610	33,025	16,928